Average Annual Total Returns	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.97%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.31%	21.21%	[1]
Milliman Healthcare Inflation Guard ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.23%	15.00%	[1]
Performance Inception Date		Apr. 22, 2024

[1]	The Predecessor Account commenced investment operations on April 22, 2024.